NET TRADING INCOME (LOSS) (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net trading income [line items]
Total net trading income (loss)	$ 1,404,404	$ (916,049)	$ 1,559,626
Derivatives [member]
Disclosure of net trading income [line items]
Net income (loss) on derivatives	652,933	(2,438,841)	1,503,453
Net other trading (loss) income	(237,293)	(142,291)	26,402
Total net trading income (loss)	415,640	(2,581,132)	1,529,855
Trading securities [member]
Disclosure of net trading income [line items]
Fixed income (loss) securities	409,386	1,030,809	(60,797)
Equities	579,378	634,274	90,568
Total net trading income (loss)	$ 988,764	$ 1,665,083	$ 29,771